Non-controlling interests - Disclosure of Financial Information of Subsidiaries with Non-Controlling Interests (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Mar. 31, 2024
Current
Assets	€ 448,426	€ 393,404
Liabilities	443,678	401,447
Non- current
Assets	721,552	697,242
Liabilities	582,124	618,875
Global Blue TFS Japan Co Ltd
Current
Assets	78,502	52,936
Liabilities	65,624	40,863
Total current net assets / (liabilities)	12,878	12,073
Non- current
Assets	17,046	3,196
Liabilities	1,365	11
Total non-current net assets	15,681	3,185
Net assets	28,559	15,258
Global Blue Touristik Hizmetler A.Ş.
Current
Assets	3,636	4,718
Liabilities	3,258	4,135
Total current net assets / (liabilities)	378	583
Non- current
Assets	1,368	1,089
Liabilities	648	521
Total non-current net assets	720	568
Net assets	€ 1,098	€ 1,151